Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Holisto Ltd.
Document Type	F-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Central Index Key	0001944977
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Sderot Nim 2
Entity Address, City or Town	Rishon Le’Zion
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	72-233-6381
Contact Personnel Name	Puglisi & Associates
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, City or Town	Newark
City Area Code	(302)
Local Phone Number	738-6680
Entity Address, Address Line Two	Suite 204
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711